Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Shareholders' Equity

9. Shareholders’ Equity

Initial Public Offering—On May 8, 2012, the Company completed the issuance and sale of 22,103,000 shares of its common stock, par value of $0.01 per share (the Common Stock), in its initial public offering of Common Stock (the Offering), including 2,883,000 shares sold pursuant to the exercise in full by the underwriters of their option to purchase additional shares from the Company, at a price to the public of $10.00 per share. The shares were offered pursuant to the Company’s Registration Statement on Form S-1. The Company received net proceeds of $198,464 from the Offering, after deducting underwriting discounts and commissions and offering expenses.

Preferred Stock—On January 25, 2012, the Company’s Board of Directors approved a special cash dividend of $4,482 to the holders of the Series A 6% Cumulative Convertible Preferred Stock (Series A Preferred Stock), which was paid on March 1, 2012. As a result of the special cash dividend, all shares of Series A Preferred Stock were converted into 2,801,160 shares of Common Stock.

Prior to the completion of the Offering, a special cash dividend of $1,073 was declared on shares of the Series B Preferred Stock, which was paid to the holders on June 19, 2012. As a result of the merger of EverBank Florida into EverBank Delaware, the 136,544 shares of outstanding Series B Preferred Stock automatically converted into 15,964,644 shares of Common Stock.

Following the merger of EverBank Florida into EverBank Delaware, the Company has one class of common stock and one class of preferred stock, par value of $0.01 per share (the Preferred Stock). As of June 30, 2012, the Company has 10,000,000 authorized shares of Preferred Stock. At June 30, 2012 no shares of Preferred Stock were issued or outstanding. See Note 1 for further information on the merger of EverBank Florida into EverBank Delaware.

17. Shareholders’ Equity

Common Stock and Restricted Dividends—No dividends have been declared on the Company’s common stock for the years ended December 31, 2011, 2010 and 2009.

Series A 6% Cumulative Convertible Preferred Stock—Series A Preferred Stock has a $0.01 par value per share. The shares are convertible into common stock at any time at the option of the holder and may be converted at the discretion of the Company any time after a special cash dividend distribution, as defined. The Company may redeem the preferred stock upon a fundamental corporate change, as defined. Holders of Series A Preferred Stock are entitled to vote with common shareholders and are ranked senior to common shareholders upon liquidation.

Cash dividends are paid quarterly in an amount equal to 6% of the issuance price and have preference over common shares. As of December 31, 2011, no Series A cumulative dividends were in arrears. Series A Preferred Stock also participates in any cash dividends paid on common stock in a per share equivalent amount. Each share of Series A Preferred Stock is convertible into 15 shares of common stock.

Series B 4% Cumulative Convertible Preferred Stock—The Series B Preferred Stock has a $0.01 par value per share and a liquidation preference of $1,000 per share. The shares are convertible into common stock at any time at the option of the holder and automatically convert on the fifth anniversary of the date issued. Series B Preferred Stock also shares in the voting rights of common shareholders and ranks senior to common stock and the Series A Preferred Stock upon liquidation. Each share of Series B Preferred Stock is convertible into 116.92 shares of common stock.

Dividends are paid quarterly in an amount equal to 1%, in kind and in arrears, on the per share liquidation preference, totaling 4% per annum. However, on January 21, 2011, the Company elected to terminate dividends and payment obligations with respect to the Series B Preferred Stock. The Company issued 318, 5,315 and 5,108 shares of Series B Preferred Stock as paid-in-kind dividends for the years ended December 31, 2011, 2010 and 2009, respectively. Series B Preferred Stock also participates in any cash dividends paid on common stock calculated on an as converted basis.